4A. STOCK OPTION PLANS (Details 1) (USD $)	12 Months Ended
Dec. 31, 2014
0.48
Number of shares Outstanding end of period	345,500
Weighted average remaining contractual life	1 year 2 months 12 days
Weighted average exercise price, ending	$ 0.48
Number Exercisable	345,500
Weighted average exercise price	$ 0.48
0.25
Number of shares Outstanding end of period	1,295,000
Weighted average remaining contractual life	3 years 1 month 6 days
Weighted average exercise price, ending	$ 0.25
Number Exercisable	971,250
Weighted average exercise price	$ 0.25
0.12
Number of shares Outstanding end of period	50,000
Weighted average remaining contractual life	4 years 1 month 6 days
Weighted average exercise price, ending	$ 0.12
Number Exercisable	12,500
Weighted average exercise price	$ 0.12
0.12 to 0.48
Number of shares Outstanding end of period	1,690,500
Weighted average remaining contractual life	2 years 8 months 27 days
Weighted average exercise price, ending	$ 0.29
Number Exercisable	1,329,250
Weighted average exercise price	$ 0.32